Income taxes (Narrative) (Details) $ in Millions	Dec. 31, 2015 USD ($)
U.S. [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Net operating loss carryforwards	$ 1.9
State and Local Jurisdiction [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Net operating loss carryforwards	0.7
Non-U.S. [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Net operating loss carryforwards	$ 3.5